Retirement Benefit Plan - Summary of Pension Obligation in Respect of Defined Benefit Plans Reported in Balance Sheet (Detail) - GBP (£) £ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Deficit	£ (5,683)	£ (7,553)
Retirement Benefit Obligation Before Adjustments [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	50,956	51,112
Present value of liabilities	(57,803)	(60,200)
Deficit	(6,847)	(9,088)
Retirement Benefit Obligation Before Adjustments [Member] | BT Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	49,894	50,090
Present value of liabilities	(56,259)	(58,649)
Deficit	(6,365)	(8,559)
Retirement Benefit Obligation Before Adjustments [Member] | EE Pension Scheme [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	763	748
Present value of liabilities	(920)	(973)
Deficit	(157)	(225)
Retirement Benefit Obligation Before Adjustments [Member] | Other Pension Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Assets	299	274
Present value of liabilities	(624)	(578)
Deficit	(325)	(304)
Deferred Tax Asset [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Deficit	£ 1,164	£ 1,535